Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 19:- DISCONTINUED OPERATIONS

a.	Sale of the “Radisson complex”:

On November 29, 2017, the Company has announced, that its wholly owned indirect subsidiary (the “Vendor”) has signed a definitive sale and purchase agreement (the “Agreement”) for the sale of its entire shareholding (comprising approximately 98.2% of the outstanding share capital) in the company (the “SPV”) which owns the Radisson Hotel Complex in Bucharest, Romania, based on a property value of € 169.2 million (the “Transaction”). The Agreement has been signed with an acquisition vehicle jointly owned by two international investment funds (the “Purchaser”).

The net proceeds that was derived from the Transaction (after offsetting the SPV’s senior bank loan, working capital and other adjustments, as well as transaction expenses) was approximately €81 million. Part of the net proceeds equal to €8 million was used to finance a vendor loan which has been granted for a period of 3 years, bearing interest at the rate of 5% per annum (the “Vendor Loan”).

The Vendor Loan acts as collateral for customary post-closing liabilities of the SPV, whereby the Purchaser may offset adjudicated losses which may be incurred by it as a result of a breach of warranties or in respect of certain indemnities given by the Vendor in terms of the Agreement refer also to Note 21(2). Additionally, the Company has granted a letter of guarantee in favor of the Purchaser pursuant to which it has undertaken to fulfill the Vendor’s undertakings and obligations under the Agreement (if and to the extent that the Vendor fails to do so).

On December 18, 2017 the Company has completed the transaction. Part of the Net Proceeds were applied in order to repay the Company outstanding loan to Bank Hapoalim Ltd. in the amount of approximately € 11.6 million and NIS 240 million were applied to an early repayment of interest and principal to the Company (series H) noteholders.

Following the Closing and consummation of the transaction, the Company has ceased to operate the “Radisson Complex” hotel activity, and accordingly the said activity was classified as discontinued operation including comparative information.

b,	Loss of control in PC and EPI:

During December 2018, the Company has deposited its shares of Plaza Centers N.V with a trustee. In accordance with the trust agreement, the Company redeems the voting rights and retains the ownership rights of PC’s shares, other than the voting rights which are vested with the trustee for all matters and purposes. In addition, the Company may instruct the Trustee, from time to time, to sell all or any portion of the Shares. The trust agreement shall terminate upon the earlier of: (i) a sale of all of the Shares to a third party; and (ii) the date on which actions have been taken for realization of any of the liens the Company granted in favor of the holders of the Series I Notes issued by the Company. As a result of the deposit of the Shares with the trustee, the Company ceased to considers itself to be the controlling shareholder of PC and accordingly will not consolidate PC’s financial reports in its own financial reports.

Although the Company has no voting rights in general meeting, still it has 2 directors out of 3 as its representatives. This fact indicates that the Company has significant influence on PC and as a result the investment in PC is accounted for using equity method.

Simultaneously with losing control over PC, the Company lost control in EPI which is jointly controlled entity by PC and the Company.

Results of discontinued operations:

	Year ended December 31
	2018	2017	2016
	NIS in thousands
Revenues
Revenues from hotel operations and management	-	130,142	135,839
Revenues from sale of commercial centers	9,872	782,829	126,018

Total revenues	9,872	912,971	261,857

Gains and others
Rental income from commercial centers	-	31,997	66,417

Total revenues and gains	9,872	944,968	328,274

Expenses and losses:

Cost of commercial centers	25,172	805,523	159,806
Cost of hotel operations and management	185	105,678	115,367
General and administrative expenses	578	207	254
Financial expenses	32,600	62,033	86,975
Write down of trading properties (see Note 4b)	107,009	92,398	196,333
Other losses(income), net	4,419	9,651	(41,542)

	(169,963)	(1,075,590)	(517,193)

Loss from discontinued operations before income taxes	(160,091)	(130,622)	(188,919)

Income tax (income) expenses	(4,286)	4,164	2,906

Loss from discontinued operations	(155,805)	(134,786)	(191,825)

Gain from sale of hotels	2,512	(55,835)	-
Gain losing control over PC and EPI	99,670	-	-
Release of capital reserve as a result of the sale of hotels and losing control over PC and EPI	(596,454)	213,848	-

Total loss from discontinued operations	(650,077)	(292,799)	(191,825)

Basic and diluted earnings per share	(60.90)	(25.32)	(8.83)

Reclassification of comparative information:

	Year ended December 31, 2017
	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands
Revenues
Revenues from sale of commercial centers	782,829	(782,829)	-

Total revenues	782,829	(782,829)	-

Gains and other
Rental income from commercial centers	31,997	(31,997)	-

Total gains	31,997	(31,997)	-

Total revenues and gains	814,826	(814,826)	-

Expenses and losses
Cost of commercial centers	805,623	(805,623)	-
General and administrative expenses	14,930	(207)	14,723
Share in losses of associates, net	20,202	-	20,202
Financial expenses	112,296	(41,932)	70,364
Financial income	(1,811)	-	(1,811)
Write-down, charges and other expenses, net	101,120	(102,716)	(1,596)

	1,052,360	(950,478)	101,882

Loss before income taxes	(237,534)	135,652	(101,882)

Income taxes expenses (tax benefits)	11,244	(4,244)	7,000

Loss from continuing operations	(248,778)	139,896	(108,882)
Profit from discontinued operations, net	(152,903)	(139,896)	(292,799)

Loss for the year	(401,681)	-	(401,681)

Attributable to:
Equity holders of the Company	(338,034)	-	(338,034)
Non-controlling interest	(63,647)	-	(63,647)

	(401,681)	-	(401,681)
Loss from continuing operations
Equity holders of the Company	(185,132)	79,801	(105,331)
Non-controlling interest	(63,647)	60,096	(3,551)

	(248,779)	139,897	(108,882)
Profit from discontinued operation, net
Equity holders of the Company	(152,902)	(79,801)	(232,703)
Non-controlling interest	-	(60,096)	(60,096)

	(152,902)	(139,897)	(292,799)

Reclassification of comparative information:

	Year ended December 31, 2016
	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands
Revenues
Revenues from sale of commercial centers	126,019	(126,019)	-

Total revenues	126,019	(126,019)	-

Gains and other
Rental income from commercial centers	66,417	(66,417)	-

Total gains	66,417	(66,417)	-

Total revenues and gains	192,436	(192,436)	-

Expenses and losses
Cost of commercial centers	159,806	(159,806)	-
General and administrative expenses	10,257	(254)	10,003
Share in losses of associates, net	54,313	-	54,313
Financial expenses	124,354	(68,994)	53,360
Financial income	1,056	(1,056)	-
Change in fair value of financial instruments measured at fair value through profit and loss	(2,707)	2,707	-
Write-down, charges and other expenses, net	162,318	(161,751)	567

	509,397	(389,154)	120,243

Loss before income taxes	(316,961)	196,718	(120,243)

Income taxes expenses (tax benefits)	3,020	(3,020)	-

Loss from continuing operations	(319,981)	199,738	(120,243)
Profit from discontinued operations, net	7,913	(199,738)	(191,825)

Loss for the year	(312,068)	-	(312,068)

Attributable to:
Equity holders of the Company	(194,830)	-	(194,830)
Non-controlling interest	(117,238)	-	(117,238)

	(312,068)	-	(312,068)
Loss from continuing operations
Equity holders of the Company	(202,724)	89,080	(113,643)
Non-controlling interest	(117,257)	110,658	(6,599)

	(319,981)	199,738	(120,242)
Profit from discontinued operation, net
Equity holders of the Company	7,893	(89,080)	(81,188)
Non-controlling interest	20	(110,658)	(110,638)

	7,913	(199,738)	(191,826)

Statement of cash flows:

The statement of cash flows includes the following amounts relating to discontinued operations, the majority of which as of December 2018 are attributable to PC and India operation and in 2017, are attributable to the discontinued hotels operations:

	Year ended December 31
	2018	2017	2016
	NIS in thousands

Operating activities	8,103	384,897	(69,969)
Other investment activities	(10,749)	326,419	78,156
Other financing activities	(196,027)	(441,541)	(25,869)

Net cash provided by (used in) discontinued operations	(198,673)	269,775	17,682